Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 1.4%
Hotels, Resorts & Cruise Lines 1.4%
Marriott International, Inc., Class A(a)	25,754	4,526,265
Total Hotels, Resorts & Cruise Lines		4,526,265
Total Consumer Discretionary		4,526,265
Real Estate 98.2%
Diversified REITs 2.7%
STORE Capital Corp.	292,188	8,540,655
Total Diversified REITs		8,540,655
Health Care REITs 11.2%
Healthpeak Properties, Inc.	227,700	7,816,941
Medical Properties Trust, Inc.	432,045	9,133,431
Welltower, Inc.	198,868	19,119,170
Total Health Care REITs		36,069,542
Hotel & Resort REITs 3.1%
Host Hotels & Resorts, Inc.	505,588	9,823,575
Total Hotel & Resort REITs		9,823,575
Industrial REITs 16.3%
Americold Realty Trust	216,235	6,028,632
Duke Realty Corp.	277,709	16,123,785
First Industrial Realty Trust, Inc.	177,151	10,967,418
Prologis, Inc.	119,717	19,331,901
Total Industrial REITs		52,451,736
Office REITs 9.0%
Alexandria Real Estate Equities, Inc.	82,701	16,643,576
Highwoods Properties, Inc.	79,240	3,624,438
Kilroy Realty Corp.	114,344	8,738,169
Total Office REITs		29,006,183
Residential REITs 22.1%
American Homes 4 Rent, Class A	107,138	4,288,734
AvalonBay Communities, Inc.	63,296	15,720,827
Camden Property Trust	48,035	7,983,417
Centerspace	75,582	7,416,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Equity LifeStyle Properties, Inc.	195,706	14,967,595
Invitation Homes, Inc.	357,624	14,369,332
Sun Communities, Inc.	36,033	6,316,225
Total Residential REITs		71,062,236
Retail REITs 9.9%
Brixmor Property Group, Inc.	402,575	10,390,461
Federal Realty Investment Trust	107,237	13,090,421
SITE Centers Corp.	204,867	3,423,327
Tanger Factory Outlet Centers, Inc.	295,865	5,085,919
Total Retail REITs		31,990,128
Specialized REITs 23.9%
American Tower Corp.	34,465	8,658,297
Equinix, Inc.	25,893	19,202,767
Extra Space Storage, Inc.	59,743	12,283,161
Four Corners Property Trust, Inc.	109,949	2,973,021
Gaming and Leisure Properties, Inc.	187,177	8,784,216
Life Storage, Inc.	112,897	15,854,126
National Storage Affiliates Trust	96,433	6,052,135
Outfront Media, Inc.	114,593	3,257,879
Total Specialized REITs		77,065,602
Total Real Estate		316,009,657
Total Common Stocks (Cost: $187,022,870)		320,535,922

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	347,475	347,336
Total Money Market Funds (Cost: $347,336)		347,336
Total Investments in Securities (Cost $187,370,206)		320,883,258
Other Assets & Liabilities, Net		866,713
Net Assets		$321,749,971
Columbia Real Estate Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	339,665	21,784,836	(21,777,165)	—	347,336	(229)	397	347,475
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | First Quarter Report 2022

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